Stock-Based Compensation (Details Textual) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		0 Months Ended	9 Months Ended
	Aug. 20, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 15, 2013 Mr. Kochanski [Member]	Sep. 30, 2013 Mr. Kochanski [Member]	Sep. 30, 2013 Selling, General and Administrative Expenses [Member] Restricted Stock [Member]	Sep. 30, 2013 Selling, General and Administrative Expenses [Member] Employee Stock Option [Member]	Sep. 30, 2012 Selling, General and Administrative Expenses [Member] Employee Stock Option [Member]	Sep. 30, 2013 Research and Development Expense [Member] Restricted Stock [Member]	Sep. 30, 2013 Research and Development Expense [Member] Employee Stock Option [Member]	Sep. 30, 2012 Research and Development Expense [Member] Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted in period		176,875		1,547,550	702,500		25,000
Fair value of stock-based awards granted during period, approximately		$ 96,000
Noncash stock-based compensation, including stock options and restricted stock		401,000	335,000	443,000	256,000			53,000	275,000	314,000	48,000	25,000	21,000
Unrecognized share based compensation cost		832,000
Weighted average remaining requisite service period for unrecognized compensation cost, years		2 years 6 months		3 years
Expected recognition of unrecognized compensation costs due in current year		11.00%
Expected recognition of unrecognized compensation costs due in one year		40.00%
Expected recognition of unrecognized compensation costs due in two years		38.00%
Expected recognition of unrecognized compensation costs due in three years		10.00%
Expected Recognition Of Unrecognized Compensation Costs Due In Four Years		1.00%
Stock issued during period, shares, restricted stock award, gross	28,329	339,028
Employee service share-based compensation, non vested awards, total compensation cost not yet recognized, share-based awards other than options		14,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period						90,945
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited						45,929
Restricted Stock Award, Forfeitures, Dividends		43,000
Share-based Compensation, Total		217,000
Restricted stock issued to settle liability		116,000	0
Share-based compensation expense		$ 300,000	$ 335,000	$ 443,000	$ 256,000